Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable
Accounts receivable consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Accounts receivable, gross	809,299	702,368
Allowance for doubtful receivables	(5,603)	(2,162)
Accounts receivable, net	803,696	700,206

Allowance for Doubtful Receivables
Movements of the allowance for doubtful receivables are as follows:

Year ended December 31	2015	2016
(in thousands)	EUR	EUR

Balance at beginning of year	(2,070)	(5,603)
Addition for the year [1]	(3,870)	(3,161)
Effect of changes in exchange rates	(131)	(3)
Utilization of the provision	468	6,605
Balance at end of year	(5,603)	(2,162)

1.	The addition for the year is recorded in cost of sales.